Federated Hermes MDT Balanced Fund
Portfolio of Investments
April 30, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—59.2%
		Communication Services—5.0%
20,380	[1]	Alphabet, Inc., Class A	$3,317,456
83,798	[1]	Altice USA, Inc.	161,730
19,336	[1]	CarGurus, Inc.	434,287
21,112	[1]	Cars.com, Inc.	352,782
2,819		Comcast Corp., Class A	107,432
1,085		Electronic Arts, Inc.	137,600
751	[1]	Live Nation Entertainment, Inc.	66,771
6,946	[1]	Meta Platforms, Inc.	2,987,961
263	[1]	Netflix, Inc.	144,818
9,323	[1]	Spotify Technology SA	2,614,542
20,247	[1]	ZoomInfo Technologies, Inc.	321,117
		TOTAL	10,646,496
		Consumer Discretionary—6.4%
27,106		Advance Auto Parts, Inc.	1,978,196
1,952	[1]	Airbnb, Inc.	309,529
17,173	[1]	Amazon.com, Inc.	3,005,275
171	[1]	AutoZone, Inc.	505,544
7,708	[1]	Cava Group, Inc.	554,513
4,472	[1]	DoorDash, Inc.	578,051
4,559		eBay, Inc.	234,971
7,687	[1]	Expedia Group, Inc.	1,034,901
22,641		Ford Motor Co.	275,088
45,240		Gap (The), Inc.	928,325
633		Genuine Parts Co.	99,514
15,297	[1]	Goodyear Tire & Rubber Co.	182,952
1,392		McDonald’s Corp.	380,072
644		Murphy USA, Inc.	266,500
480	[1]	O’Reilly Automotive, Inc.	486,365
4,143		PVH Corp.	450,758
7,071	[1]	Royal Caribbean Cruises, Ltd.	987,324
12,680	[1]	Under Armour, Inc., Class A	85,336
3,544		Wingstop, Inc.	1,363,696
		TOTAL	13,706,910
		Consumer Staples—3.9%
11,638		Albertsons Cos., Inc.	237,415
3,816	[1]	Bellring Brands, Inc.	210,529
271		Coca-Cola Bottling Co.	223,846
17,312		Colgate-Palmolive Co.	1,591,319
1,308		Costco Wholesale Corp.	945,553
20,502	[1]	Hain Celestial Group, Inc.	125,882
4,345		Kimberly-Clark Corp.	593,223
17,010		Kroger Co.	942,014
10,331	[1]	Maplebear, Inc.	352,597
11,803		PepsiCo, Inc.	2,076,266
4,699		Procter & Gamble Co.	766,877

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,540		WalMart, Inc.	$210,099
		TOTAL	8,275,620
		Energy—1.7%
1,353		Cheniere Energy, Inc.	213,531
2,715		Devon Energy Corp.	138,954
21,158		Marathon Oil Corp.	568,092
9,482		Marathon Petroleum Corp.	1,723,069
383		Valero Energy Corp.	61,230
7,194	[1]	Weatherford International PLC	889,322
		TOTAL	3,594,198
		Financials—8.5%
1,697		Aflac, Inc.	141,954
4,652		Ameriprise Financial, Inc.	1,915,647
878		Aon PLC	247,605
4,434		Apollo Global Management, Inc.	480,557
886	[1]	Arch Capital Group Ltd.	82,876
24,077		Bank of New York Mellon Corp.	1,360,110
1,512		Cboe Global Markets, Inc.	273,899
1,026		Chubb Ltd.	255,105
1,375	[1]	Coinbase Global, Inc.	280,404
10,874	[2]	Corebridge Financial, Inc.	288,813
3,724	[1]	Fiserv, Inc.	568,543
2,807		Globe Life, Inc.	213,809
9,581	[1]	Green Dot Corp.	83,834
928		Hartford Financial Services Group, Inc.	89,914
15,952		Huntington Bancshares, Inc.	214,873
9,784		Interactive Brokers Group, Inc., Class A	1,126,334
23,666		Jackson Financial, Inc.	1,616,861
3,965		JPMorgan Chase & Co.	760,249
729		Marsh & McLennan Cos., Inc.	145,385
516		Mastercard, Inc.	232,819
367		MSCI, Inc., Class A	170,945
8,618		Northern Trust Corp.	710,037
7,605	[1]	PayPal Holdings, Inc.	516,532
1,156		Progressive Corp., OH	240,737
20,690		Prudential Financial, Inc.	2,285,831
1,354	[1]	Ryan Specialty Group Holdings, Inc.	66,806
11,415		State Street Corp.	827,473
8,587		The Travelers Cos., Inc.	1,821,818
10,476		Virtu Financial, Inc.	227,329
1,957		Visa, Inc., Class A	525,670
31,056		Western Union Co.	417,393
		TOTAL	18,190,162
		Health Care—7.5%
22,267		AbbVie, Inc.	3,621,505
377	[1]	Align Technology, Inc.	106,457
2,568		Amgen, Inc.	703,478
7,913	[1]	AnaptysBio, Inc.	192,602
1,842	[1]	Biogen, Inc.	395,699
1,041		Cardinal Health, Inc.	107,265

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
12,949	[1]	Centene Corp.	$946,054
15,524	[1]	Community Health Systems, Inc.	51,229
3,717		CVS Health Corp.	251,678
51,357	[1]	Elanco Animal Health, Inc.	675,858
784		Elevance Health, Inc.	414,407
1,814		Eli Lilly & Co.	1,416,915
3,005	[1]	GE HealthCare Technologies, Inc.	229,101
16,697		Gilead Sciences, Inc.	1,088,644
741	[1]	Illumina, Inc.	91,180
11,363	[1]	Incyte Genomics, Inc.	591,444
12,023		Johnson & Johnson	1,738,406
525		McKesson Corp.	282,035
11,624		Merck & Co., Inc.	1,502,053
407	[1]	Molina Healthcare, Inc.	139,235
6,587	[1]	Myriad Genetics, Inc.	128,908
6,280	[1]	Nevro Corp.	66,442
5,672	[1]	Omnicell, Inc.	152,066
724		Teleflex, Inc.	151,135
242		The Cigna Group	86,404
1,377		UnitedHealth Group, Inc.	666,055
1,001	[1]	Vertex Pharmaceuticals, Inc.	393,203
		TOTAL	16,189,458
		Industrials—5.9%
4,790		3M Co.	462,283
1,710		AGCO Corp.	195,265
1,571		Allegion PLC	190,971
8,207		Allison Transmission Holdings, Inc.	603,625
12,831	[1]	Atmus Filtration Technologies, Inc.	388,651
248		Automatic Data Processing, Inc.	59,989
5,262		Booz Allen Hamilton Holding Corp.	777,039
478	[1]	Builders Firstsource, Inc.	87,388
1,301		Caterpillar, Inc.	435,276
7,027	[1]	Core & Main, Inc.	396,815
576		Emerson Electric Co.	62,081
2,051		Fortive Corp.	154,379
3,650		General Electric Co.	590,643
393		Huntington Ingalls Industries, Inc.	108,833
238		Illinois Tool Works, Inc.	58,098
2,095		Lennox International, Inc.	970,865
1,342		Manpower, Inc.	101,254
4,660		Masco Corp.	318,977
19,520	[1]	NEXTracker, Inc.	835,261
6,288		Otis Worldwide Corp.	573,466
1,430		PACCAR, Inc.	151,737
9,954		Paychex, Inc.	1,182,635
17,484		Pitney Bowes, Inc.	74,482
592		Rockwell Automation, Inc.	160,408
984		Ryder System, Inc.	119,900
6,476	[1]	SPX Technologies, Inc.	788,841
902		Trane Technologies PLC	286,241

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
13,665	[1]	Uber Technologies, Inc.	$905,579
6,593		Verisk Analytics, Inc.	1,437,010
2,397	[1]	XPO, Inc.	257,582
		TOTAL	12,735,574
		Information Technology—14.7%
34,753		Apple, Inc.	5,919,478
3,375	[1]	AppLovin Corp.	238,174
3,510	[1]	Arista Networks, Inc.	900,526
2,290	[1]	Box, Inc.	59,586
1,931	[1]	Braze, Inc.	80,909
916	[1]	Cadence Design Systems, Inc.	252,477
3,677	[1]	Cerence, Inc.	33,497
4,701	[1]	Cirrus Logic, Inc.	416,368
15,991		Cisco Systems, Inc.	751,257
2,931	[1]	Commvault Systems, Inc.	300,340
5,370	[1]	Crowdstrike Holdings, Inc.	1,570,940
14,042	[1]	DXC Technology Co.	273,679
14,837	[1]	GoDaddy, Inc.	1,815,752
14,151		Hewlett Packard Enterprise Co.	240,567
448	[1]	HubSpot, Inc.	270,982
14,555		Microsoft Corp.	5,666,698
40,209	[1]	Nutanix, Inc.	2,440,686
4,293		NVIDIA Corp.	3,709,238
17,959		Pegasystems, Inc.	1,067,124
9,178		Qualcomm, Inc.	1,522,171
2,634	[1]	Salesforce, Inc.	708,388
2,162	[1]	ServiceNow, Inc.	1,498,979
1,370		TD SYNNEX Corp.	161,441
7,238		Vishay Intertechnology, Inc.	167,487
1,978	[1]	Workday, Inc.	484,076
9,197		Xerox Holdings Corp.	122,228
3,591	[1]	Zoom Video Communications, Inc.	219,410
4,334	[1]	Zscaler, Inc.	749,522
		TOTAL	31,641,980
		Materials—1.0%
3,051	[1]	Axalta Coating Systems Ltd.	95,923
2,792	[1]	Berry Global Group, Inc.	158,139
4,793	[1]	Knife River Corp.	374,765
5,479		Mosaic Co./The	171,986
5,482		PPG Industries, Inc.	707,178
1,194		Sherwin-Williams Co.	357,734
1,682		Steel Dynamics, Inc.	218,862
2,897	[1]	Summit Materials, Inc.	112,693
		TOTAL	2,197,280
		Real Estate—2.8%
12,500		Acadia Realty Trust	216,000
4,600		American Homes 4 Rent	164,680
700		Avalonbay Communities, Inc.	132,699
14,000		DiamondRock Hospitality Co.	124,600
3,400		Digital Realty Trust, Inc.	471,852

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,750		EastGroup Properties, Inc.	$271,880
450		Equinix, Inc.	319,999
700		Essex Property Trust, Inc.	172,375
12,700		Host Hotels & Resorts, Inc.	239,649
3,200		Invitation Homes, Inc.	109,440
14,000		Kite Realty Group Trust	305,200
24,500		Macerich Co. (The)	337,120
22,000		Park Hotels & Resorts, Inc.	354,860
11,000		Pebblebrook Hotel Trust	159,830
3,800		ProLogis, Inc.	387,790
3,500		Rexford Industrial Realty, Inc.	149,835
2,900		Ryman Hospitality Properties, Inc.	305,892
3,000		Simon Property Group, Inc.	421,590
2,450		Sun Communities, Inc.	272,734
2,200		Ventas, Inc.	97,416
12,900		VICI Properties, Inc.	368,295
5,400		Welltower, Inc.	514,512
		TOTAL	5,898,248
		Utilities—1.8%
7,214		Constellation Energy Corp.	1,341,371
34,183		Vistra Corp.	2,592,439
		TOTAL	3,933,810
		TOTAL COMMON STOCKS (IDENTIFIED COST $102,255,251)	127,009,736
		CORPORATE BONDS—10.1%
		Basic Industry - Chemicals—0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	9,484
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	195,154
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	14,746
		TOTAL	209,900
		Capital Goods - Aerospace & Defense—0.5%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	127,453
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	271,644
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	107,717
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	242,091
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	166,086
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	13,838
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.303% (CME Term SOFR 3 Month +1.996%), 2/15/2042	34,458
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	48,557
		TOTAL	1,011,844
		Capital Goods - Building Materials—0.1%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	197,717
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	88,698
		TOTAL	286,415
		Capital Goods - Construction Machinery—0.2%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	196,421
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	245,553
		TOTAL	441,974

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.1%
$60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$53,387
75,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	73,756
	TOTAL	127,143
	Communications - Cable & Satellite—0.2%
300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	250,491
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	86,548
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	12,435
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,019
	TOTAL	358,493
	Communications - Media & Entertainment—0.0%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	27,753
	Communications - Telecom Wireless—0.5%
250,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	242,990
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	144,048
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	330,705
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	287,560
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	169,110
	TOTAL	1,174,413
	Communications - Telecom Wirelines—0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	7,917
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	206,773
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,142
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,491
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	135,848
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	79,462
	TOTAL	441,633
	Consumer Cyclical - Automotive—0.3%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	270,583
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	144,372
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	172,962
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,842
	TOTAL	599,759
	Consumer Cyclical - Retailers—0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	159,458
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	244,318
250,000	WalMart, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2053	217,720
	TOTAL	621,496
	Consumer Cyclical - Services—0.1%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	123,849
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,236
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,418
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	67,837
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	13,664
	TOTAL	228,004
	Consumer Non-Cyclical - Food/Beverage—0.4%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	27,941
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	283,121
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	282,823
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	254,045

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	$13,534
	TOTAL	861,464
	Consumer Non-Cyclical - Health Care—0.2%
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,804
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	111,992
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	291,545
	TOTAL	418,341
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	408,863
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,318
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,459
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	12,823
	TOTAL	442,463
	Consumer Non-Cyclical - Tobacco—0.3%
245,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	243,635
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	453,218
	TOTAL	696,853
	Energy - Independent—0.1%
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	111,045
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	18,880
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	135,100
	TOTAL	265,025
	Energy - Integrated—0.4%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	129,296
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	285,454
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	163,409
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,686
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	264,499
	TOTAL	846,344
	Energy - Midstream—0.4%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	105,793
115,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	113,265
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	19,905
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	108,461
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,616
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	164,325
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	21,330
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	38,573
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,275
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	193,085
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	61,819
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,658
	TOTAL	850,105
	Energy - Oil Field Services—0.1%
200,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	191,078
	Energy - Refining—0.0%
15,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,042
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	11,935
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,377

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	$14,411
		TOTAL	51,765
		Financial Institution - Banking—2.3%
350,000		Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	337,288
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	289,414
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	196,546
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	14,925
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,698
20,000		Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	19,982
165,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	136,516
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	244,426
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	163,173
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	260,761
370,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	369,295
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,439
75,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	73,474
195,000	[3]	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645% (SOFR +2.325%), 4/25/2035	195,631
30,000		Comerica, Inc., 3.800%, 7/22/2026	28,421
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	245,923
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	156,731
10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2072	10,028
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	24,891
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	12,496
110,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	106,676
150,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	147,618
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	82,577
180,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	172,791
105,000	[3]	Morgan Stanley, Sr. Unsecd. Note, 5.831% (SOFR +1.580%), 4/19/2035	104,997
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,717
240,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	238,982
300,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	290,042
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	8,672
300,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	294,487
300,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	296,656
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	195,848
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,692
200,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	194,350
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	9,591
		TOTAL	4,976,754
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	77,510
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	66,555
		TOTAL	144,065
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	220,591
		Financial Institution - Insurance - Health—0.1%
300,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	261,175
		Financial Institution - Insurance - Life—0.2%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	284,031
15,000	[3]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	14,956

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$10,000	[3]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	$13,228
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	16,210
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	50,837
		TOTAL	379,262
		Financial Institution - Insurance - P&C—0.0%
10,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,314
55,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	40,850
		TOTAL	49,164
		Financial Institution - REIT - Apartment—0.1%
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	151,575
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	65,787
		TOTAL	217,362
		Financial Institution - REIT - Healthcare—0.1%
185,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	171,887
		Financial Institution - REIT - Office—0.0%
70,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	66,127
		Financial Institution - REITs—0.0%
60,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	51,815
		Technology—0.7%
10,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,200
70,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	50,116
220,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	198,151
20,000		Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	17,339
171,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	172,061
110,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	100,244
5,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,413
265,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	260,026
7,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,617
8,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	6,817
500,000		Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	518,824
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	143,255
		TOTAL	1,484,063
		Transportation - Airlines—0.1%
30,000		Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	29,576
110,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	109,392
		TOTAL	138,968
		Transportation - Railroads—0.1%
225,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	213,834
		Transportation - Services—0.2%
15,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	14,676
20,000		FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	17,279
210,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	208,706
125,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	123,336
		TOTAL	363,997
		Utility - Electric—1.0%
200,000		Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	127,003
90,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	81,717
70,000		Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	66,560
300,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	286,010
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	109,271

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	$162,595
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	192,205
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	107,045
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	28,489
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	239,122
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	166,920
250,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	234,541
300,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	239,762
170,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	168,253
		TOTAL	2,209,493
		Utility - Natural Gas—0.2%
445,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	442,018
5,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,018
		TOTAL	447,036
		Utility - Other—0.1%
125,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	124,921
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,292,656)	21,682,263
		U.S. TREASURIES—4.5%
		U.S. Treasury Bond—1.5%
1,200,000	[5]	United States Treasury Bond, 2.000%, 8/15/2051	688,638
780,000		United States Treasury Bond, 2.250%, 2/15/2052	475,313
125,000		United States Treasury Bond, 3.000%, 8/15/2052	90,195
50,000		United States Treasury Bond, 3.250%, 5/15/2042	40,133
225,000		United States Treasury Bond, 3.375%, 8/15/2042	183,445
65,000		United States Treasury Bond, 3.625%, 5/15/2053	53,097
1,600,000		United States Treasury Bond, 4.125%, 8/15/2053	1,432,000
425,000		United States Treasury Bond, 4.250%, 2/15/2054	389,009
		TOTAL	3,351,830
		U.S. Treasury Note—3.0%
500,000		United States Treasury Note, 2.375%, 3/31/2029	448,517
275,000		United States Treasury Note, 2.500%, 3/31/2027	257,403
500,000		United States Treasury Note, 2.750%, 5/31/2029	455,475
550,000		United States Treasury Note, 3.125%, 8/31/2029	508,664
2,150,000		United States Treasury Note, 4.000%, 1/31/2029	2,083,032
100,000		United States Treasury Note, 4.000%, 7/31/2030	96,121
450,000		United States Treasury Note, 4.000%, 1/31/2031	431,508
605,000		United States Treasury Note, 4.000%, 2/15/2034	572,859
600,000		United States Treasury Note, 4.125%, 9/30/2027	586,645
595,000		United States Treasury Note, 4.125%, 7/31/2028	580,186
350,000		United States Treasury Note, 4.375%, 11/30/2030	343,230
		TOTAL	6,363,640
		TOTAL U.S. TREASURIES (IDENTIFIED COST $10,902,635)	9,715,470
		ASSET-BACKED SECURITIES—2.5%
		Auto Receivables—1.3%
300,000		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	298,667
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	301,452
300,000		General Motors 2024-2A, Class B, 5.350%, 3/17/2031	298,861
250,000		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	248,012
150,000		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	148,514

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	$100,287
116,934		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	116,524
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	293,733
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	250,600
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	221,362
250,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	251,023
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	245,672
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	85,815
		TOTAL	2,860,522
		Credit Card—0.3%
345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	340,802
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	355,208
		TOTAL	696,010
		Equipment Lease—0.7%
200,000		Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	197,963
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	196,594
500,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	490,669
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	294,136
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	299,624
		TOTAL	1,478,986
		Other—0.1%
225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	224,415
		Student Loans—0.1%
174,382		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	151,549
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,525,478)	5,411,482
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.2%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	150,311
190,000		Bank, Class A4, 3.488%, 11/15/2050	174,007
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	182,965
		TOTAL	507,283
		Federal Home Loan Mortgage Corporation—0.2%
1,398		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,400
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	244,851
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	196,669
		TOTAL	442,920
		Federal National Mortgage Association—0.0%
178		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	174
		Non-Agency Mortgage—0.2%
8	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 7.874%, 3/25/2031	9
374,323		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	314,533
		TOTAL	314,542
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,341,203)	1,264,919
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Commercial Mortgage—0.2%
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	204,337
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	190,944
		TOTAL	395,281

Shares or Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—0.3%
$6,249	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	$6,188
232,238	Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	208,657
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	326,831
	TOTAL	541,676
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,012,250)	936,957
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
19,075	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	17,561
	Federal National Mortgage Association—0.1%
4,789	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	4,818
516	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	518
19,546	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	18,196
34,306	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	30,950
24,815	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	23,744
12,059	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	10,527
14,531	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	12,681
6,586	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	6,319
13,863	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	12,633
7,674	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,503
10,163	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	8,909
12,481	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,968
9,311	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,815
6,298	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,517
20,045	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	17,024
9,210	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	8,085
14,481	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	14,243
16,807	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	16,063
20,315	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	17,700
18,313	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	17,011
	TOTAL	250,224
	Government National Mortgage Association—0.0%
11,609	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	10,522
7,396	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	6,874
	TOTAL	17,396
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $320,812)	285,181
	GOVERNMENT AGENCY—0.1%
	Federal National Mortgage Association—0.1%
250,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,898)	239,022
	MUNICIPAL BOND—0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,520)	29,831
	EXCHANGE-TRADED FUNDS—5.1%
40,700	iShares Core MSCI Emerging Markets ETF	2,102,155
113,000	iShares MSCI EAFE ETF	8,731,510
	Total Exchange-Traded Funds (IDENTIFIED COST $9,438,921)	10,833,665
	INVESTMENT COMPANIES—17.3%
90,660	Bank Loan Core Fund	793,275

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
492,469	Emerging Markets Core Fund	$4,117,037
296,037	Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[6]	296,037
4,312,080	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[6]	4,312,080
370,811	High Yield Bond Core Fund	2,028,337
2,625,125	Mortgage Core Fund	20,922,244
534,593	Project and Trade Finance Core Fund	4,731,149
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $40,013,057)	37,200,159
	TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $194,384,681)	214,608,685
	OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	74,780
	TOTAL NET ASSETS—100%	$214,683,465
At April 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	2	$227,625	June 2024	$(10,125)
United States Treasury Notes 2-Year Long Futures	53	$10,740,781	June 2024	$(51,422)
United States Treasury Notes 5-Year Long Futures	56	$5,865,563	June 2024	$(118,353)
United States Treasury Notes 10-Year Long Futures	5	$537,187	June 2024	$(5,355)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	11	$1,212,406	June 2024	$7,021
United States Treasury Ultra Bond Short Futures	6	$717,375	June 2024	$48,822
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(129,412)
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,442,904 and $1,739,950, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Affiliates	Value as of 7/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2024	Shares Held as of 4/30/2024	Dividend Income
Bank Loan Core Fund	$11,640	$782,125	$—	$(490)	$—	$793,275	90,660	$7,126
Emerging Markets Core Fund	$1,790,027	$2,579,594	$(382,000)	$116,685	$12,731	$4,117,037	492,469	$150,141
Federated Hermes Government Obligations Fund, Premier Shares*	$404,597	$120,815,967	$(120,924,527)	$—	$—	$296,037	296,037	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	$2,602,447	$37,626,056	$(35,916,002)	$(436)	$15	$4,312,080	4,312,080	$181,903
High Yield Bond Core Fund	$1,929,131	$203,182	$(123,000)	$23,148	$(4,124)	$2,028,337	370,811	$93,785
Mortgage Core Fund	$21,650,227	$3,099,144	$(2,892,750)	$(682,111)	$(252,266)	$20,922,244	2,625,125	$720,146
Project and Trade Finance Core Fund	$4,440,858	$238,067	$—	$52,224	$—	$4,731,149	534,593	$238,205
TOTAL OF AFFILIATED TRANSACTIONS	$32,828,927	$165,344,135	$(160,238,279)	$(490,980)	$(243,644)	$37,200,159	8,721,775	$1,391,306

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$285,918	$296,037

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$121,359,827	$—	$—	$121,359,827
International	5,649,909	—	—	5,649,909
Debt Securities:
Corporate Bonds	—	21,682,263	—	21,682,263
U.S. Treasuries	—	9,715,470	—	9,715,470
Asset-Backed Securities	—	5,411,482	—	5,411,482
Collateralized Mortgage Obligations	—	1,264,919	—	1,264,919
Commercial Mortgage-Backed Securities	—	936,957	—	936,957
Mortgage-Backed Securities	—	285,181	—	285,181
Government Agencies	—	239,022	—	239,022
Municipal Bonds	—	29,831	—	29,831
Exchange-Traded Funds	10,833,665	—	—	10,833,665
Investment Companies	32,469,010	—	—	32,469,010
Other Investments[1]	—	—	—	4,731,149
TOTAL SECURITIES	$170,312,411	$39,565,125	$—	$214,608,685
Other Financial Instruments:[2]
Assets	$55,843	$—	$—	$55,843
Liabilities	(185,255)	—	—	(185,255)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(129,412)	$—	$—	$(129,412)

[1]
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,731,149 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate